Leases - Summary of Detailed information about Reconciliation of Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Reconciliation Of Lease Liabilities [Abstract]
Beginning Balance	€ 27,578	€ 28,845
Additions to lease liabilities	2,835	5,579
Accretion of interest	324	765
Payments	(7,118)	(3,817)	€ (5,088)
Additions from business combinations	433	0
Rent concessions	(59)	(408)	0
Derecognition due to lease termination	(1,400)	(1,711)
Foreign currency effects	1,305	(1,675)
Ending Balance	23,898	27,578	€ 28,845
Current	6,013	7,593
Non-current	€ 17,885	€ 19,985